Preference Shares - Issued and Outstanding (Details) - CAD shares in Thousands, CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Preferred stock shares issued (shares)	66,200	66,200
Preference stock issued	CAD 1,623	CAD 1,623
Preferred stock outstanding (shares)	66,200	66,200
Preferred stock outstanding	CAD 1,623	CAD 1,623
Series F
Class of Stock [Line Items]
Preferred stock shares issued (shares)	5,000	5,000
Preference stock issued	CAD 122	CAD 122
Preferred stock outstanding (shares)	5,000	5,000
Preferred stock outstanding	CAD 122	CAD 122
Series G
Class of Stock [Line Items]
Preferred stock shares issued (shares)	9,200	9,200
Preference stock issued	CAD 225	CAD 225
Preferred stock outstanding (shares)	9,200	9,200
Preferred stock outstanding	CAD 225	CAD 225
Series H
Class of Stock [Line Items]
Preferred stock shares issued (shares)	7,025	7,025
Preference stock issued	CAD 172	CAD 172
Preferred stock outstanding (shares)	7,025	7,025
Preferred stock outstanding	CAD 172	CAD 172
Series I
Class of Stock [Line Items]
Preferred stock shares issued (shares)	2,975	2,975
Preference stock issued	CAD 73	CAD 73
Preferred stock outstanding (shares)	2,975	2,975
Preferred stock outstanding	CAD 73	CAD 73
Series J
Class of Stock [Line Items]
Preferred stock shares issued (shares)	8,000	8,000
Preference stock issued	CAD 196	CAD 196
Preferred stock outstanding (shares)	8,000	8,000
Preferred stock outstanding	CAD 196	CAD 196
Series K
Class of Stock [Line Items]
Preferred stock shares issued (shares)	10,000	10,000
Preference stock issued	CAD 244	CAD 244
Preferred stock outstanding (shares)	10,000	10,000
Preferred stock outstanding	CAD 244	CAD 244
Series M
Class of Stock [Line Items]
Preferred stock shares issued (shares)	24,000	24,000
Preference stock issued	CAD 591	CAD 591
Preferred stock outstanding (shares)	24,000	24,000
Preferred stock outstanding	CAD 591	CAD 591